TAXATION - Provision for income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
TAXATION
Statutory income tax rates	26.00%
Expected tax (recovery) expense	$ (5,680)	$ (21,058)
Change in income tax rates	(574)
Provincial mining taxes	1,621
Change in unrecognized temporary differences	7,679	1,732
Share-based compensation and other items	988	620
Flow-through shares	842	969
Flow-through share premium	(574)	(661)
Impact of foreign exchange on CAD denominated tax attributes	(12,550)
Permanent differences and other	2,847	(1,382)
Total tax (recovery) expense	$ (5,401)	$ (19,780)